UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Bristlecone Value Partners, LLC
Address:          12301 Wilshire Boulevard,
                  Suite 320
                  Los Angeles, CA  90025
13F File Number:  28-11148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Jean-Luc Nouzille
Title:     Managing Partner
Phone:     310-806-4141

Signature,          Place,              and Date of Signing:
JEAN-LUC NOUZILLE   Los Angeles, CA     November 12, 2009

Report Type (Check only one.):
              [X] 13F HOLDINGS REPORT.
              [ ] 13F NOTICE.
              [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   37
Form 13F Information Table Value Total:   $37,057

List of Other Included Managers:

None


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
FORM 13F INFORMATION TABLE
								 VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
------------------------------ 	--------------- ---------	-------	-------	---	----	-------	-----------	-------	-------	--------
AMERICAN EXPRESS CO		COM		025816109	1596	47085	SH		SOLE			43815	0	3270
BANK OF AMERICA CORPORATION	COM		060505104	770	45522	SH		SOLE			42260	0	3262
BRISTOL MYERS SQUIBB CO		COM		110122108	565	25097	SH		SOLE			23212	0	1885
CEMEX SAB DE CV			SPON ADR NEW	151290889	867	67074	SH		SOLE			62320	0	4754
CISCO SYS INC			COM		17275R102	847	35990	SH		SOLE			33215	0	2775
CINTAS CORP			COM		172908105	1672	55175	SH		SOLE			51255	0	3920
DELL INC			COM		24702R101	1605	105205	SH		SOLE			97795	0	7410
EOG RES INC			COM		26875P101	825	9875	SH		SOLE			9120	0	755
EMERSON ELEC CO			COM		291011104	691	17242	SH		SOLE			15917	0	1325
EXPEDIA INC DEL			COM		30212P105	987	41197	SH		SOLE			38079	0	3118
EXXON MOBIL CORP		COM		30231G102	657	9580	SH		SOLE			8890	0	690
GENERAL DYNAMICS CORP		COM		369550108	1482	22939	SH		SOLE			21260	0	1679
HARLEY DAVIDSON INC		COM		412822108	872	37895	SH		SOLE			35200	0	2695
HOME DEPOT INC			COM		437076102	1557	58464	SH		SOLE			54224	0	4240
INTEL CORP			COM		458140100	1191	60874	SH		SOLE			56239	0	4635
JP MORGAN CHASE & CO		COM		46625H100	1068	24365	SH		SOLE			22575	0	1790
LEGG MASON INC			COM		524901105	963	31050	SH		SOLE			28780	0	2270
LIBERTY MEDIA CORP NEW	INT 	COM SER A	53071M104	853	77753	SH		SOLE			72184	0	5569
MARKEL CORP			COM		570535104	1269	3847	SH		SOLE			3584	0	263
MEDTRONIC INC			COM		585055106	673	18280	SH		SOLE			16905	0	1375
MOTOROLA INC			COM		620076109	1298	151057	SH		SOLE			140352	0	10705
NESTLE S A 			SPON ADR NEW	641069406	550	12930	SH		SOLE			11920	0	1010
NEWELL RUBBERMAID INC		COM		651229106	539	34360	SH		SOLE			31720	0	2640
NOVARTIS A G			SPONSORED ADR	66987V109	1072	21285	SH		SOLE			19720	0	1565
PFIZER INC			COM		717081103	1167	70514	SH		SOLE			65234	0	5280
PROGRESSIVE CORP OHIO		COM		743315103	1680	101350	SH		SOLE			93985	0	7365
SPRINT NEXTEL CORP		COM SER 1	852061100	843	213448	SH		SOLE			198348	0	15100
VULCAN MATLS CO			COM		929160109	704	13020	SH		SOLE			12060	0	960
WAL MART STORES INC		COM		931142103	853	17371	SH		SOLE			16136	0	1235
WALGREEN COMPANY		COM		931422109	1335	35630	SH		SOLE			33005	0	2625
WASHINGTON POST CO		CL B		939640108	1339	2861	SH		SOLE			2647	0	214
WASTE MGMT INC DEL		COM		94106L109	826	27707	SH		SOLE			25672	0	2035
WELLS FARGO & CO NEW		COM		949746101	1627	57730	SH		SOLE			53600	0	4130
WEYERHAEUSER CO			COM		962166104	521	14220	SH		SOLE			13220	0	1000
COVIDIEN PLC			SHS		G2554F105	718	16587	SH		SOLE			15347	0	1240
TYCO ELECTRONICS LTD		SHS		H89128104	595	17268	SH		SOLE			15988	0	1280
TYCO INTERNATIONAL LTD		SHS		H8912P106	380	17034	SH		SOLE			15754	0	1280


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